Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Amplify ETF Trust
Central Index Key	0001633061
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Mar. 01, 2019
Amplify Advanced Battery Metals and Materials ETF | Amplify Advanced Battery Metals and Materials ETF
Risk/Return:
Trading Symbol	BATT
Amplify EASI Tactical Growth ETF | Amplify EASI Tactical Growth ETF
Risk/Return:
Trading Symbol	EASI
Amplify Online Retail ETF | Amplify Online Retail ETF
Risk/Return:
Trading Symbol	IBUY
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Risk/Return:
Trading Symbol	BLOK
Amplify YieldShares CWP Dividend & Option Income ETF | Amplify YieldShares CWP Dividend & Option Income ETF
Risk/Return:
Trading Symbol	DIVO